Personnel expenses - Breakdown (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Average headcount and number of offices
Wages and salaries	€ 8,824	€ 8,879	€ 8,133
Social security costs	1,412	1,440	1,291
Additions to provisions for defined benefit pension plans (Note 25)	84	88	81
Contributions to defined contribution pension funds	287	271	266
Other personnel expenses	1,258	1,369	1,233
Total personnel expenses	€ 11,865	€ 12,047	€ 11,004